Pear Tree Columbia Small Cap Fund
Investment Objective:
Maximum long-term capital appreciation.
Fee Table and Expenses of Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Columbia Small Cap Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.67%	1.42%

Example

This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Small Cap Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Columbia Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	170	526	907	1,976
Institutional Shares	145	449	776	1,702

Portfolio Turnover

Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Funds performance.  During the most recent fiscal year, Small Cap Funds portfolio turnover rate was 53 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of small-cap companies.  Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase of an issuer in the Russell 2000 Index (currently stocks with capitalizations of approximately $100 million to $3 billion).

The sub-adviser to Small Cap Fund utilizes a series of well-defined, established processes in order to select and reevaluate securities in the growth and value categories.  The sub-adviser begins with a universe of securities.  Each security in that universe is then evaluated using a series of proprietary screens involving fundamental, quantitative, qualitative and technical analysis.  Once a security has been subjected to those analytical filters, the sub-adviser performs a detailed assessment; develops an investment thesis; sets a price target and initiates a portfolio position.  From time to time, holdings may be diversified by company and industry, although Small Cap Fund is not obligated to remain diversified.  While most assets are typically invested in U.S. common stocks, Small Cap Fund may invest in American Depositary Receipts, or ADRs, and other foreign stocks traded on U.S. exchanges in keeping with Small Cap Funds objectives.

The sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth.  The sub-adviser generally considers value stocks to be equity securities issued by companies that have underappreciated but stable earnings and cash flow and where there are visible and imminent inflection points and catalysts that will result in increased earnings and cash flow, driving stock appreciation.

Small Cap Fund may lend its securities.  Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Small Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Small Cap Fund.  An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.

Liquidity Risk.  Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Small Cap Funds investments may prove to be incorrect.

Small-Capitalization Securities.  Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Small Cap Fund may be more volatile than a fund that invests in large-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Foreign Investing.  Small Cap Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Sector. Small Cap Fund currently has significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Non-Diversification.  Small Cap Fund is non-diversified, which means that it may invest a higher percentage of its assets in a small number of issuers.  When Small Cap Fund is not diversified, a decline in the value of the securities of one issuer could have a significant negative effect on the value of Small Cap Funds portfolio.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Small Cap Fund by showing changes in the Funds performance over time. The tables also compare Small Cap Funds performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests. Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future.  Updated performance information is available atwww.peartreefunds.com.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of 6/30/2012 is 11.72%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Pear Tree Columbia Small Cap Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	(4.53%)	(3.87%)	3.02%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	(4.57%)	(4.04%)	2.45%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	(2.90%)	(3.24%)	2.58%
Institutional Shares	Before Taxes	(4.27%)	(3.61%)	3.42%
Russell 2000 Index	Russell 2000 Index	(4.18%)	0.15%	5.62%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.